Goodwill (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 14,251	$ 5,982
Additions		8,108
Effects of foreign exchange	(397)	161
Balance at end of period	$ 13,854	$ 14,251